Finance Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2022	$ 5,694
2023	5,710
2024	5,694
2025	5,486
2026	37,346
Finance lease obligations	59,930	$ 270,883
Amounts representing interest and deferred finance fees	(14,430)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	$ 45,500	$ 226,455